Convertible Notes - Schedule of Components of Net Carrying Amount of Convertible Notes (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt				$ 9,432
Convertible Senior Notes Due 2023
Debt Instrument [Line Items]
5.00% Convertible Notes	$ 475,000	$ 475,000	$ 475,000
Unamortized discount	(37,866)	(41,687)
Unamortized transaction costs	(11,734)	(12,946)
Long-term Debt	$ 425,400	$ 420,367